Equitable Resources, Inc.

October 28, 2005

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Equitable Resources, Inc.
Registration on Form S-4
Filed October 28, 2005

To Whom It May Concern:

                On September 30, 2005, Equitable Resources, Inc. (the “Company”) completed a private placement of $150,000,000 of 5% Notes due 2015 (the “original notes”).  In connection with that private placement, the Company entered into a registration rights agreement in which the Company agreed to deliver a prospectus to the initial purchasers of the original notes.  The Company is registering the exchange offer to satisfy the exchange and registration rights granted to the initial purchasers of the original notes in the registration rights agreement.  In the exchange offer, the Company is offering to exchange the original notes for a like principal amount of registered exchange notes.

                The Company is registering the exchange offer in reliance on the staff of the Division of Corporation Finance’s position described in Exxon Capital Holdings Corporation (available May 13, 1988), Morgan Stanley & Co. Incorporated (available June 5, 1991), and Shearman & Sterling (available July 2, 1993) (collectively, the “Staff No Action Letters”).

                The Company has not entered into any arrangement or understanding with any person (including any broker dealer) to distribute the securities to be received in the exchange offer and to the best of the Company’s information and belief, each person participating in the exchange offer is acquiring the securities in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the securities to be received in the exchange offer.  In this regard, the Company will make each person participating in the exchange offer aware (through the exchange offer prospectus, see below) that if the exchange offer is being registered for the purpose of secondary resales, any securityholder using the exchange offer to participate in a distribution of the securities to be acquired in the registered exchange offer (1) could not rely on the staff positions enunciated in the Staff No Action Letters and (2) must comply with registration and prospectus delivery requirements of the Securities Act of 1933, as amended (the “Securities Act”), in connection with a secondary resale transaction.  The Company acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

                In accordance with the Staff No Action Letters, the Company’s exchange offer prospectus provides that any broker dealer who holds original notes acquired for its own account as a result of market-making activities or other trading activities, and who receives exchange notes in exchange for such original notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act (which may be the prospectus for the Exchange Offer) in connection with any resale of such exchange notes.

                Also pursuant to the Staff No Action Letters, the Letter of Transmittal which is filed as Exhibit 99.1 to the above referenced Registration Statement (the “Letter of Transmittal”), and which will be included in the package of documents sent with the exchange offer prospectus to the holders of the original notes and which is required to be executed by such holders in order to participate in the exchange offer, contains a representation to the effect that by accepting the exchange offer, such holders represent to the Company that they are not engaged in, and do not intend to engage in, a distribution of the exchange notes.  The Letter of Transmittal also provides if the exchange offeree is a broker-dealer holding original notes acquired for its own account as a result of market-making activities or other trading activities, an acknowledgement that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of exchange notes received in respect of such original notes pursuant to the exchange offer.

                Should you have any questions or comments regarding the content of this letter, please direct such questions or comments to Kimberly L. Sachse, Deputy General Counsel of the Company (412-553-5758).

Very truly yours,

EQUITABLE RESOURCES, INC.

		By	/s/ PHILIP P. CONTI
Philip P. Conti, Vice President, Chief Financial
Officer and Treasurer

cc:	Kimberly L. Sachse, Esquire
James J. Barnes, Esquire